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PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED OCTOBER 14, 2005 TO PROSPECTUS DATED JULY 31, 2005


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The following replaces the third paragraph under "Fund Management" on page 43 of the Prospectus:

Effective September 30, 2005, the manager for the GROWTH OPPORTUNITIES FUND is John S. Cole, Senior Vice President of Northern Trust. He has had such responsibility since September 2005. Mr. Cole joined Northern Trust in 2005. From 1997 to 2005, Mr. Cole was with Lincoln Equity Management, LLC. From 2003 to 2005, he served as the Chief Operating Officer and Managing Director and during the past five years has managed various equity portfolios.

Effective November 7, 2005, the manager for the SMALL CAP GROWTH FUND is Christopher D. Guinther, Vice President of Northern Trust. Mr. Guinther will have such responsibility upon joining Northern Trust in November 2005. From 2003 to 2005, Mr. Guinther was an equity portfolio manager with Principal Financial Group. From 1996 to 2003, he was with Banc One Investment Advisers, where he was an equity analyst and portfolio manager.

The following replaces the first and third paragraphs under "Fund Management" on page 44 of the Prospectus:

Effective September 30, 2005, the manager for the MID CAP INDEX FUND, SMALL CAP INDEX FUND AND STOCK INDEX FUND is Chad M. Rakvin, Vice President of Northern Trust. Mr. Rakvin joined Northern Trust in 2004, and has been a member of the quantitative management group for domestic index products. Immediately prior to joining Northern, Mr. Rakvin was an independent consultant to institutional money managers and financial services companies as well as an author of proprietary research and white papers. From 1999 to 2004, Mr. Rakvin was with Barclays Global Investors, where he was head of index research and an equity portfolio manager.

The following replaces the second paragraph under "Fund Management" on page 44 of the Prospectus:

Effective September 30, 2005, the managers for the SELECT EQUITY FUND are John
S. Cole and Robert N. Streed, both Senior Vice Presidents of Northern Trust. Mr. Cole has had such responsibility since September 2005 and Mr. Streed since April 1994. Mr. Streed joined Northern Trust in 1990 and during the past five years has managed various equity portfolios.



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                                                       EQTYSPTOCT 10/05
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                                     800/595-9111
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